Fees Summary	Jun. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 388,115,456.78
Previously Paid Amount
Total Fee Amount	53,598.74
Total Offset Amount	20,455.93
Net Fee	$ 33,142.81